Financial instruments (Tables)	6 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Information about Financial Assets and Liabilities Measured at Fair Value

The group’s financial assets and liabilities measured at fair value are categorised as follows:

	31 December 2018 £ million	30 June 2018 £ million	31 December 2017 (restated(i)) £ million
Derivative assets	293	217	307
Derivative liabilities	(145)	(123)	(184)

Valuation techniques based on observable market input (Level 2)	148	94	123

Other financial assets	91	89	72
Other financial liabilities	(171)	(164)	(219)

Valuation techniques based on unobservable market input (Level 3)	(80)	(75)	(147)

(i)	Restated to include loans and advances to associates and third parties.